Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	2021	2020
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(3.3)%	(3.1)%
Permanent difference	%	-%
Effect of PRC tax holiday	3.4%	0.8%
Valuation allowance	20.9%	23.3%
Effective tax rate	-%	-%
	2021	2020
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(3.4)%	(3.6)%
Permanent difference	%	-%
Effect of PRC tax holiday	3.5%	5.2%
Valuation allowance	20.9%	19.4%
Effective tax rate	-%	-%

	Years Ended June 30,
	2020	2019
US federal statutory rates	(21.0)%	(21.0)%
Tax rate difference – current provision	(0.2)%	7.0%
Permanent difference	(0.3)%	-%
Effect of PRC tax holiday	(1.4)%	-%
Valuation allowance	23.2%	14.0%
Under accrual of prior year income tax of parent company	(0.3)%	-%
Effective tax rate	-%	-%

Schedule of deferred tax asset
	March 31, 2021	June 30, 2020
Deferred tax asset
Net operating loss	$1,507,555	$1,048,593
R&D expense	123,750	115,500
Accrued expense of officers’ salary	26,365	13,984
Depreciation and amortization	8,219	8,219
Inventory impairment	10,966	10,966
ROU	12,667	-
Total	1,689,522	1,197,262
Less: valuation allowance	(1,689,522)	(1,197,262)
Net deferred tax asset	$-	$-

	June 30, 2020	June 30, 2019
Deferred tax asset
Net operating loss	$1,048,593	$1,199,872
R&D expense	115,500	-
Accrued expense of officers’ salary	13,984	-
Depreciation and amortization	8,219	-
Inventory impairment	10,966	-
Total	1,197,262	1,199,872
Less: valuation allowance	(1,197,262)	(1,199,872)
Net deferred tax asset	$-	$-

Schedule of income tax expense (benefit)
	2020	2019
Income tax expense – current	$5,158	$-
Income tax expense – deferred	2,610	(213,777)
Increase (decrease) in valuation allowance	(2,610)	213,777
Total income tax expense	$5,158	$-